Impairment Charges (Additional Information) (Detail) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets	$ 875,000	$ 9,580,000	$ 875,000	$ 281,000
Goodwill, Impairment Loss		0	168,000	47,100,000
Property, Plant and Equipment [Member]
Asset Impairment Charges [Line Items]
Asset Impairment Charges				273,000
Customer Relationships [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets			650,000
Chemical Light [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets					9,600,000
Patents [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets			174,000		5,300,000
Trademarks and Trade Names [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets			17,000		4,300,000
Non Compete Agreement [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets			$ 34,000